FORM N-SAR

                                      SEMI-ANNUAL REPORT

                             FOR REGISTERED INVESTMENT COMPANIES


Report for the fiscal year ending: 12/31/2002

Is this a transition report? N

Is this an amendment to a previous filing? N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant  Name:  PINNACLE SERIES ACCOUNT AT GREAT-WEST LIFE & ANNUITY
                            INSURANCE COMPANY
     B. File Number: 811-4235
     C. Telephone Number: 3037373000

2.   A. Street: 8515 EAST ORCHARD ROAD
     B. City: GREENWOOD VILLAGE
     C. State: COLORADO
     D. Zip Code: 80111
     E. Foreign Country:

3. Is this the first filing on this form by Registrant? N

4. Is this the last filing on this form by Registrant? N

5. Is Registrant a small a business investment company (SBIC)? N

6. Is Registrant a unit investment trust (UIT)? Y

111.    A. Great-West Life & Annuity Insurance Company
        B. 333-01173
        C. Greenwood Village, CO 80111

112.

113.

114.    A. BenefitsCorp Equities, Inc.
        B. 8-033854
        C. Greenwood Village, CO  80111

115.    A. Deloitte & Touche, LLP
        B. Denver, CO 80202

116.    A. Y
        B. GREAT-WEST

117.    A. Y
        B. Y
        C. N
        D. N
        E. N

118.    1

119.    0

120.

121.    1

122.    1

123.    $ 329

124.

125.    $0

126.    $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                             Number of     Total Assets           Total Income
                                              Series       ($000's               Distributions
                                             Investing      omitted)            ($000's omitted)
A.      U.S. Treasury direct issue                           $                  $
B.      U.S. Government agency                               $                  $
C.      State and municipal tax-free                         $                  $
D.      Public utility debt                                  $                  $
E.      Brokers or dealers debt or
        debt of brokers' or dealers' parent                  $                  $
F.      All other corporate intermed. &
        long-term debt                                       $                  $
G.      All other corporate short term debt                  $                  $
H.      Equity securities of brokers or
        dealers or parents of brokers or dealers             $                  $
I.      Investment company equity securities                 $                  $
J.      All other equity securities                1         $     3,254        $
K.      Other securities                                     $                  $
L.      Total assets of all series of registrant   1         $     3,254        $


128. N

131. $ 17

132.

133.

Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of:  Greenwood Village    State of: Colorado      Date:  February 27, 2003

Name of Registrant, Depositor, or Trustee: PINNACLE SERIES ACCOUNT AT GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


By:    /s/ Beverly A. Byrne                      Witness:  /s/ Susan E. Campbell
Beverly A. Byrne                                               Susan E. Campbell
Vice President, Counsel and Associate                          Legal Assistant I
Secretary